EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
EARNINGS (LOSS) PER SHARE
Schedule of basic earnings (losses) per share

	June 30,	June 30,
	2023	2022
Resulted of the period attributable to controlling shareholders	10,310,498	10,480,342
Weighted average number of shares in the period – in thousands	1,336,021	1,361,264
Weighted average treasury shares – in thousands	(26,791)	(14,088)
Weighted average number of outstanding shares – in thousands	1,309,230	1,347,176
Basic earnings (loss) per common share - R$	7.87524	7.77949

Schedule of diluted earnings (losses) per share

	June 30,	June 30,
	2023	2022
Resulted of the period attributed to controlling shareholders	10,310,498	10,480,342
Weighted average number of shares during the period (except treasury shares) – in thousands	1,309,230	1,347,176
Average number of potential shares (stock options) – in thousands	487	215
Weighted average number of shares (diluted) – in thousands	1,309,717	1,347,391
Diluted earnings (loss) per common share - R$	7.87231	7.77825